Summary of Significant Accounting Policies - Summary of Group Amortizes Intangible Assets with a Limited Useful Life Using the Straight-Line Method (Detail)	12 Months Ended
Dec. 31, 2020
Trademarks and Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Expected useful life	6 years
Bottom of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Expected useful life	3 years
Top of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Expected useful life	10 years